Document and Entity Information	Mar. 25, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	PROCTER & GAMBLE Co
Entity Address, Address Line One	One Procter & Gamble Plaza
Amendment Flag	false
Entity Central Index Key	0000080424
Document Type	8-K
Document Period End Date	Mar. 25, 2020
Entity Incorporation State Country Code	OH
Entity File Number	001-00434
Entity Tax Identification Number	31-0411980
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
Four 125 EUR Notes Due December 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% EUR notes due December 2020
Trading Symbol	PG20A
Security Exchange Name	NYSE
Zero 275 Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.275% Notes due 2020
Trading Symbol	PG20
Security Exchange Name	NYSE
Two 000 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2021
Trading Symbol	PG21
Security Exchange Name	NYSE
Two 000 Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2022
Trading Symbol	PG22B
Security Exchange Name	NYSE
M 1.125 Notes Due 20232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2023
Trading Symbol	PG23A
Security Exchange Name	NYSE
M 0.500 Notes Due 20231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Notes due 2023
Trading Symbol	PG24A
Security Exchange Name	NYSE
Zero 625 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Notes due 2024
Trading Symbol	PG24B
Security Exchange Name	NYSE
One 375 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	PG25
Security Exchange Name	NYSE
Four 875 EUR Notes Due May 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
One 200 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
M 1.250 Notes Due 20294 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
M 1.800 Notes Due 20293 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
Six 250 GBP Notes Due January 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
Five 250 GBP Notes Due January 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
One 875 Notes Due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE